CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating and formation costs	$ 677,791		$ 247,167		$ 5,476	$ 1,252,359	$ 415,170	$ 976,831
Loss from operations	(677,791)		(247,167)		(5,476)	(1,252,359)	(415,170)	(976,831)
Other income (expense):
Interest earned on marketable securities held in Trust Account	147,540		2,896		0	157,895	4,424	10,281
Transaction costs incurred in connection with IPO					0		(86,544)	(86,544)
Change in fair value of warrants liabilities	1,388,800		(1,561,700)		0	3,075,200	2,545,200	4,297,300
Other income (expense), net	1,536,340		(1,558,804)		0	3,233,095	2,463,080	4,221,037
Net income (loss)	$ 858,549	$ 1,122,187	$ (1,805,971)	$ 3,853,881	$ (5,476)	$ 1,980,736	$ 2,047,910	$ 3,244,206
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic	11,500,000		11,500,000		0	11,500,000	8,831,492	10,208,219
Weighted average shares outstanding, diluted	11,500,000		11,500,000			11,500,000	8,831,492	10,208,219
Basic net income (loss) per share	$ 0.06		$ (0.13)		$ 0	$ 0.14	$ 0.18	$ 0.25
Diluted net income (loss) per share	$ 0.06		$ (0.13)		$ 0.00	$ 0.14	$ 0.18	$ 0.25
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic	2,875,000		2,875,000		2,500,000	2,875,000	2,787,983	2,831,849
Weighted average shares outstanding, diluted	2,875,000		2,875,000		0	2,875,000	2,787,983	2,875,000
Basic net income (loss) per share	$ 0.06		$ (0.13)		$ 0.00	$ 0.14	$ 0.18	$ 0.25
Diluted net income (loss) per share	$ 0.06		$ (0.13)		$ 0.00	$ 0.14	$ 0.18	$ 0.25